10Q EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computations of Basic and Diluted EPS for Continuing and Discontinued Operations
The following table sets forth the computations of basic and diluted EPS for continuing and discontinued operations for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands, except per share data)

Income from continuing operations attributable to Global Payments	$237,081	$240,826
Income from discontinued operations attributable to Global Payments	68,653	72,481
Net income attributable to Global Payments	$305,734	$313,307

Basic weighted-average number of shares outstanding	246,749	256,926
Plus: Dilutive effect of stock options and other share-based awards	411	662
Diluted weighted-average number of shares outstanding	247,160	257,588

Basic earnings per share attributable to Global Payments:
Continuing operations	$0.96	$0.94
Discontinued operations	0.28	0.28
Total basic earnings per share attributable to Global Payments	$1.24	$1.22

Diluted earnings per share attributable to Global Payments:
Continuing operations	$0.96	$0.94
Discontinued operations	0.28	0.28
Total diluted earnings per share attributable to Global Payments	$1.24	$1.22